Long-Term Borrowings - Lease liabilities with respect to the Right-of-Use assets (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 01, 2018 m² € / mo
Long-Term Borrowings
Lease liabilities with respect to the Right-of-Use assets	$ 80,838	$ 33,738
Office space
Long-Term Borrowings
Lease liabilities with respect to the Right-of-Use assets	$ 80,838	14,518
Cars
Long-Term Borrowings
Lease liabilities with respect to the Right-of-Use assets		$ 19,220
OET Chartering Inc. | Office space
Long-Term Borrowings
Area of leased space | m²			165.28
Rate paid for leased space | € / mo			890